                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York   August 14, 2009
-------------------------------------
             [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               2
Form 13F Information Table Entry Total:         97
Form 13F Information Table Value Total:   $571,105
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                                                  (SEC USE ONLY)
                                    FORM 13F
Page 1 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   June 30, 2009


            Item 1:            Item 2:   Item 3:    Item 4:      Item 5:             Item 6           Item 7          Item 8:
----------------------------- -------- ---------- ----------- ------------- ------------------------ -------- ----------------------
                                                                                   Investment
                                                                                   Discretion                    Voting Authority
                                                                            ------------------------                 (Shares)
                                                  Fair Market   Shares of         (b) Shared   (c)   Managers ----------------------
                              Title of    CUSIP      Value      Principal    (a) -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer          class    Number     (x$1000)      Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared None
----------------------------- -------- ---------- ----------- ------------- ---- ----------- ------- -------- ---------- ------ ----
ABSOLUTE SOFTWARE CORPORATION COM       00386B109       8,537  1,752,600 SH           X                    02  1,752,600
ACCELRYS INC                  COM       00430U103       6,030  1,020,312 SH           X                    02  1,020,312
ACCENTURE LTD CL A            COM       G1150G111       1,883     56,300 SH   X                                   56,300
ACOR THERAPEUTIC INC          COM       00484M106       1,268     45,000 SH           X                    02     45,000
AGILYSYS INC                  COM       00847J105       1,608    343,700 SH           X                    02    343,700
AIRVANA INC                   COM       00950V101         179     28,300 SH           X                    02     28,300
AMICAS INC                    COM       001712108       3,340  1,201,575 SH           X                    02  1,201,575
APPLIED MATERIALS INC         COM       038222105       5,339    485,000 SH           X                    01    485,000
APPLIED MICRO CIRCUITS        COM       03822W406      10,870  1,337,050 SH           X                    01  1,337,050
ARUBA NETWORKS INC            COM       043176106       4,915    562,400 SH           X                    02    562,400
ASPEN TECHNOLOGY INC          COM       045327103       3,687    432,300 SH           X                    01    432,300
ATMEL CORP                    COM       049513104       5,828  1,562,600 SH           X                    01  1,562,600
BALLANTYNE STRONG INC         COM       058516105         755    364,800 SH           X                    02    364,800
BLUECOAT SYSTEMS              COM       09534T508       7,955    481,000 SH           X                    02    481,000
BMC SOFTWARE INC              COM       055921100      37,027  1,095,800 SH           X                    01  1,095,800
BORLAND SOFTWARE              COM       099849101       9,152  7,095,000 SH           X                 01,02  7,095,000
BSQUARE CORP                  COM       11776U102       2,966    998,900 SH           X                    02    998,900
CADENCE DESIGN SYS INC        COM       127387108      11,528  1,954,000 SH           X                    01  1,954,000
CALIFORNIA MICRO DEVICES CORP COM       130439102       1,424    579,000 SH           X                    02    579,000
CALLIDUS SOFTWARE             COM       13123E500       7,218  2,532,883 SH           X                 01,02  2,532,883
CAPELLA EDUCATION CO.         COM       139594105       6,895    115,000 SH           X                    01    115,000
CAVIUM NETWORKS INC           COM       14965A101       1,884    112,100 SH           X                    02    112,100
COGENT INC                    COM       19239Y108       8,130    757,700 SH           X                    02    757,700
COGNIZANT TECHNOLOGY
   SOLUTIONS                  COM       192446102       5,812    217,700 SH           X                    01    217,700
COMSCORE INC                  COM       205640010         699     52,500 SH           X                    02     52,500
COMVERGE INC                  COM       205859101       7,655    632,678 SH           X                    02    632,678
COMVERSE TECHNOLOGY INC       COM       205862402      10,094  1,180,700 SH           X                    01  1,180,700
COREL CORP                    COM       21869X103       1,539    716,000 SH           X                    02    716,000
COVANCE INC                   COM       222816100       4,182     85,000 SH           X                    01     85,000
DENDREON CORP.                COM       24823Q107       4,250    170,000 SH           X                    01    170,000
DEXCOM INC                    COM       252131107       9,726  1,571,300 SH           X                    02  1,571,300
DIGITAL RIV INC               COM       25388B104      18,203    501,200 SH           X                    01    501,200
ECLIPSYS CORP                 COM       278856109       6,667    375,000 SH           X                    02    375,000
ELOYALTY CORP                 COM       290151307       7,997  1,014,889 SH           X                 01,02  1,014,889
COLUMN TOTAL                                          225,242

                                                                  (SEC USE ONLY)
                                    FORM 13F
Page 2 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   June 30, 2009


            Item 1:            Item 2:   Item 3:    Item 4:      Item 5:             Item 6           Item 7          Item 8:
----------------------------- -------- ---------- ----------- ------------- ------------------------ -------- ----------------------
                                                                                   Investment
                                                                                   Discretion                    Voting Authority
                                                                            ------------------------                 (Shares)
                                                  Fair Market   Shares of         (b) Shared   (c)   Managers ----------------------
                              Title of    CUSIP      Value      Principal    (a) -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer          class    Number     (x$1000)      Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared None
----------------------------- -------- ---------- ----------- ------------- ---- ----------- ------- -------- ---------- ------ ----
GRAND CANYON EDUCATION INC    COM       38526M106       2,517    150,000 SH           X                    02    150,000
GUIDANCE SOFTWARE INC         COM       401692108       5,582  1,488,600 SH           X                    02  1,488,600
12 TECHNOLOGIES INC           COM       465754109       2,405    191,700 SH           X                    02    191,700
IKANOS COMMUNICATIONS         COM       45173E105       1,644  1,027,700 SH           X                    02  1,027,700
INTEGRATED DEVICE TECH        COM       458118106      11,014  1,823,600 SH           X                    01  1,823,600
INTER-NAP NETWORK             COM       45885A300       5,601  1,605,100 SH           X                    02  1,605,100
INTERNATIONAL RECTIFIER CORP  COM       460254105       6,377    430,600 SH           X                    01    430,600
JABIL CIRCUIT INC             COM       466313103       4,118    555,000 SH           X                    01    555,000
JDS UNIPHASE CORP.            COM       46612J507       5,866  1,025,600 SH           X                    01  1,025,600
KEYNOTE SYS INC               COM       493308100       7,953  1,041,000 SH           X                    02  1,041,000
KINETIC CONCEPTS              COM       49460w208       5,640    207,000 SH           X                    01    207,000
KLA-TENCOR CORP               COM       482480100       2,525    100,000 SH           X                    01    100,000
LATTICE SEMICONDUCTOR         COM       518415104       7,132  3,794,000 SH           X                    02  3,794,000
LAWSON SOFTWARE INC           COM       52078P102       7,438  1,325,900 SH           X                    01  1,325,900
LIQUIDITY SERVICES INC.       COM       53635B107       5,874    595,800 SH           X                    02    595,800
LIVEPERSON INC                COM       538146101       6,150  1,537,600 SH           X                    02  1,537,600
LOOKSMART LTD                 COM       543442503       1,160    872,240 SH           X                    02    872,240
MAGMA DESIGN AUTOMATION INC   COM       559181102       5,192  3,606,100 SH           X                    02  3,606,100
MARCHEX INC   CLASS B         COM       56624R108       1,482    437,200 SH           X                    02    437,200
MICREL INC                    COM       594793101       2,635    360,000 SH           X                    02    360,000
MICROS Systems Inc            COM       594901100         792     31,300 SH   X                                   31,300
MICROTUNE INC DEL             COM       59514P109       2,361  1,009,200 SH           X                    02  1,009,200
MSC.SOFTWARE                  COM       553531104      15,074  2,263,400 SH           X                 01,02  2,263,400
McAFEE INC                    COM       579064106      18,745    444,300 SH           X                    01    444,300
MEDIDATA SOLUTIONS INC        COM       58471A105         737     45,000 SH           X                    02     45,000
NETEZZA CORP                  COM       64111N101       5,946    714,740 SH           X                    01    714,740
NOVELL INC                    COM       670006105      13,187  2,911,100 SH           X                    01  2,911,100
NOVELLUS SYS INC              COM       670008101       3,340    200,000 SH           X                    01    200,000
NVIDIA CORP                   COM       67066G104      11,187    990,900 SH           X                    01    990,900
OMNITURE INC                  COM       68212S109       1,421    113,200 SH   X                                  113,200
OPENWAVE SYS INC              COM       683718308      26,460 11,812,600 SH           X                 01,02 11,812,600
OPNET TECHNOLOGIES            COM       683757108       8,658    945,300 SH           X                    02    945,300
PARAMETRIC TECH CORP          COM       699173209       6,919    591,900 SH           X                    01    591,900
PHASE FORWARD INC             COM       71721R406       4,986    330,000 SH           X                    02    330,000
PLATO Learning INC            COM       72764Y100       9,124  2,281,200 SH           X                    02  2,281,200
COLUMN TOTAL                                          227,242

                                                                  (SEC USE ONLY)
                                    FORM 13F
Page 3 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   June 30, 2009


            Item 1:            Item 2:   Item 3:    Item 4:      Item 5:             Item 6           Item 7          Item 8:
----------------------------- -------- ---------- ----------- ------------- ------------------------ -------- ----------------------
                                                                                   Investment
                                                                                   Discretion                    Voting Authority
                                                                            ------------------------                 (Shares)
                                                  Fair Market   Shares of         (b) Shared   (c)   Managers ----------------------
                              Title of    CUSIP      Value      Principal    (a) -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer          class    Number     (x$1000)      Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared None
----------------------------- -------- ---------- ----------- ------------- ---- ----------- ------- -------- ---------- ------ ----
PMC-SIERRA INC                COM       69344F106       6,330    795,300 SH           X                    01    795,300
QLOGIC CORP                   COM       747277101       3,867    305,000 SH           X                    01    305,000
QUEST SOFTWARE INC            COM       74834T103       8,098    580,943 SH           X                    01    580,943
RACKSPACE HOSTING INC         COM       750086100      12,743    919,471 SH           X                    01    919,471
RADVISION INC                 COM       M81869105       1,378    176,100 SH           X                    02    176,100
RADWARE, LTD                  COM       IL0010834       3,291    427,500 SH           X                    02    427,500
RIGHTNOW TECHNOLOGIES INC     COM       76657R106       3,124    264,800 SH           X                    02    264,800
RIVERSTONE NETWORKS           COM       769320995           0  8,160,250 SH           X                 01,02  8,160,250
SALARY.COM                    COM       794006106       1,203    397,100 SH           X                    02    397,100
SALIX PHARMACEUTICALS         COM       795435106       2,840    287,800 SH           X                    02    287,800
SAPIENT CORP                  COM       803062108       2,136    339,700 SH   X                                  339,700
SHIRE PLC                     ADR       82481R106       6,972    168,100 SH           X                    01    168,100
SILICON LABORATORIES, INC     COM       826919102       5,769    151,900 SH           X                    01    151,900
SOLARWINDS, INC               COM       83416B109         824     50,000 SH           X                    02     50,000
SONIC SOLUTIONS               COM       835460106       3,322  1,134,100 SH           X                    02  1,134,100
SUM TOTAL SYSTEMS INC         COM       866615107       3,739    777,500 SH           X                    02    777,500
TNS INC                       COM       872960109      10,055    536,300 SH           X                    02    536,300
TRX INC                       COM       898452107       1,086  2,173,700 SH           X                    02  2,173,700
TTI TEAM TELECOMA,CPFDTTI LTD COM       M88258104         736    909,091 SH           X                    02    909,091
ULTICOM                       COM       903844108       3,229  1,614,706 SH           X                    02  1,614,706
VALEANT PHARMACEUTICALS INTL  COM       91911X104       1,517     59,000 SH   X                                   59,000
VALUECLICK INC                COM       92046N102       6,221    591,400 SH           X                    01    591,400
VIRAGE LOGIC CORP             COM       92763R104       5,306  1,179,200 SH           X                    02  1,179,200
WASHINGTON POST CO            COM       939640108       9,262     26,300 SH           X                    01     26,300
WEB.COM GROUP INC             COM       94733A104       8,559  1,520,378 SH           X                    02  1,520,378
WEBMEDIABRANDS INC            COM       94770W100       2,052  3,739,800 SH           X                    02  3,739,800
WIND RIVER SYSTEMS INC COM    COM       973149107       4,946    431,600 SH           X                    02    431,600
COLUMN TOTAL                                          118,605

S Squared Technology, LLC
    Form 13F- Additions                                          (SEC USE ONLY)
                                    FORM 13F
Page 4 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC   June 30, 2009


            Item 1:            Item 2:   Item 3:    Item 4:      Item 5:             Item 6           Item 7          Item 8:
----------------------------- -------- ---------- ----------- ------------- ------------------------ -------- ----------------------
                                                                                   Investment
                                                                                   Discretion                    Voting Authority
                                                                            ------------------------                 (Shares)
                                                  Fair Market   Shares of         (b) Shared   (c)   Managers ----------------------
                              Title of    CUSIP      Value      Principal    (a) -As Defined Shared-    See       (a)      (b)   (c)
        Name of Issuer          Class    Number     (x$1000)      Amount    Sole in Instr. V  Other  Instr. V    Sole    Shared None
----------------------------- -------- ---------- ----------- ------------- ---- ----------- ------- -------- ---------- ------ ----
LOGMEIN INC                   COM       54142L109          16      1,000 SH   X                                    1,000
COLUMN TOTAL                                               16
TOTAL MARKET VALUE 13F                                571,089
GRAND TOTAL MARKET VALUE 13F
   & ADDITIONS                                        571,105